Hartford Multifactor US Equity ETF Average Annual Total Returns	12 Months Ended	13 Months Ended	26 Months Ended	60 Months Ended	66 Months Ended	118 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Hartford Multifactor Large Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.72%			10.74%	11.27%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	27.94%	21.57%	14.28%		12.70%
Hartford Multifactor US Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.11%			10.12%		9.04%
Hartford Multifactor US Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.72%			8.34%		7.69%
Hartford Multifactor US Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.57%			10.61%		9.54%

[1]	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.